CONVERTIBLE PREFERENCE SHARES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE PREFERENCE SHARES

20. CONVERTIBLE PREFERENCE SHARES

From 2002 to 2004, BCD issued Series A, B and C convertible preference shares with certain dividend, redemption, conversion and liquidation rights. Because of those rights, the preference shares were recorded as mezzanine equity in accordance with ASC Topic 480, “Distinguishing Liabilities from Equity.” The effective conversion prices of the Series A, B, and C preference shares exceeded the fair value of ordinary shares at each grant date. Therefore, the preference shares did not have beneficial conversion features. Prior to the conversion of the Series A, B and C preference shares to ordinary shares on February 2, 2011, no event triggered conversion price adjustment. The dividend rights were applicable only in the event of declaration of dividends, and no dividends were declared.

On February 4, 2009, at an extraordinary general meeting of the shareholders, the redemption date of Series C preference shares was changed from April 27, 2009 to April 27, 2014.

On November 19, 2010, at an extraordinary general meeting of the shareholders, resolutions were adopted to amend the Company’s Articles of Association to authorize the automatic conversion of its preference shares into ordinary shares and reduce the conversion price with regard to Series C preference shares. Specifically, (i) in the event of the closing of a firm commitment underwritten public offering, which may or may not be a Qualified IPO (as defined in the Company’s Articles of Association), each outstanding preference share will automatically convert into ordinary shares immediately prior to such closing; and (ii) the conversion price of Series C preference shares will be reduced from $2.50 to $2.00 immediately prior to the closing of such offering.

The Company’s initial public offering closed on February 2, 2011. As a result of the reduced conversion price of Series C preference shares, the Company issued an additional 5,000,000 ordinary shares upon the closing. Based on the closing price of $10.96 per ADS (approximately $1.83 per ordinary share) on February 2, 2011, those 5,000,000 ordinary shares were valued at $9,133,333 and recorded as a deemed dividend paid to Series C preference shares.

Also upon the closing of the Company’s initial public offering, all of the Company’s Series A, B and C preference shares were converted into a total of 63,235,289 ordinary shares which, together with the additional 5,000,000 ordinary shares, resulted in an increase of share capital and additional paid in capital in the amount of $63,235 and $99,639,272, respectively.

Following is a summary of the activity of convertible preference shares from the date of issuance to December 31, 2011:

	Shares	Amount
Series A

Issuance of Series A preference shares at $1.00 per share (net of issuance cost of $13,779) with liquidation preference of $25,000,000 in 2002	25,000,000	$24,986,221
Issuance of Series A preference shares at $1.00 per share with liquidation preference of $2,500,000 in 2005	2,500,000	2,500,078
Issuance of Series A preference shares at $1.00 per share with liquidation preference of $160,000 in 2007 upon exercise of warrants	160,000	160,000

Balance at December 31, 2010	27,660,000	27,646,299
Conversion of Series A preference shares to ordinary shares in 2011	(27,660,000)	(27,646,299)

Balance at December 31, 2011	—	$—

	Shares	Amount
Series B

Issuance of Series B preference shares at $1.25 per share (net of issuance cost of $31,262) with liquidation preference of $13,219,112 in 2002	10,575,289	$13,187,850
Issuance of Series B warrants in connection with Series B financing in 2002	—	(264,975)

Balance at December 31, 2010	10,575,289	12,922,875
Conversion of Series B preference shares to ordinary shares in 2011	(10,575,289)	(12,922,875)

Balance at December 31, 2011	—	$—

Series C

Issuance of Series C preference shares at $2.50 per share (net of issuance cost of $23,008) with liquidation preference of $50,000,000 in 2004	20,000,000	$49,976,992
Issuance of Series C warrants in connection with Series C financing in 2004 (Note 17)	—	(838,094)

	20,000,000	49,138,898
Accretion of Series C preference shares to redemption value from 2004 to 2009	—	861,102

Balance at December 31, 2010	20,000,000	50,000,000
Conversion of Series C preference shares to ordinary shares in 2011	(20,000,000)	(50,000,000)

Balance at December 31, 2011	—	$—